Consolidated Statement of Cash Flows Statement - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Operating activities
Net income	$ 340.1	$ 354.7
Adjustments for:
Depreciation of property, plant and equipment	137.6	120.8
Amortization of intangible and other assets	79.6	78.8
After tax share in profit of equity accounted investees	(33.4)	(43.2)
Deferred income taxes	(23.1)	(33.9)
Investment tax credits	8.2	(6.8)
Share-based compensation	9.3	23.1
Defined benefit pension plans	14.8	7.6
Amortization of other non-current liabilities	(30.3)	(32.8)
Derivative financial assets and liabilities – net	(5.8)	7.8
Gain on disposal of interest in investment	0.0	(14.3)
Remeasurement of investment, net of reorganization and other costs	(3.7)	(4.0)
Other	1.9	(10.9)
Changes in non-cash working capital	35.2	(43.6)
Net cash provided by operating activities	530.4	403.3
Investing activities
Business combinations, net of cash and cash equivalents acquired	(827.8)	(124.4)
Net proceeds from disposal of interests in investment	0.0	117.8
Addition of assets through the monetization of royalties	(202.7)	0.0
Capital expenditures for property, plant and equipment	(251.8)	(173.9)
Proceeds from disposal of property, plant and equipment	2.7	27.0
Capitalized development costs	(86.6)	(47.3)
Net payments to equity accounted investees	(37.7)	(11.5)
Dividends received from equity accounted investees	22.0	37.6
Other	2.7	5.7
Net cash used in investing activities	(1,379.2)	(169.0)
Financing activities
Proceeds from long-term debt	955.3	37.8
Repayment of long-term debt	(72.7)	(33.4)
Repayment of finance lease	(22.0)	(25.0)
Dividends paid	(99.9)	(89.9)
Issuance of common shares	18.3	15.7
Repurchase of common shares	(94.4)	(44.8)
Other	5.7	(2.9)
Net cash provided by (used in) financing activities	690.3	(142.5)
Effect of foreign exchange rate changes on cash and cash equivalents	(6.9)	15.0
Net (decrease) increase in cash and cash equivalents	(165.4)	106.8
Cash and cash equivalents, beginning of period	611.5	504.7
Cash and cash equivalents, end of period	446.1	611.5
Interest paid	55.2	56.0
Interest received	14.9	12.9
Income taxes paid	$ 34.0	$ 36.4